LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Right-of-use asset	$ 765,052	$ 378,013
Amortization of right-of-use asset	(120,742)	(39,709)
Right-of-use asset, net	912,993	338,304
Operating lease liability
Current portion of long-term lease	149,407	71,032
Long-term lease	763,586	286,139
Total operating lease liability	$ 912,993	$ 357,171